Revenue from services provided to customers - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disaggregation of Revenue [Line Items]
Revenue from performance obligations satisfied in previous periods	¥ 1,808	¥ 2,737
Remaining performance obligations, Transaction price	¥ 293	¥ 550